INCOME TAXES - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Current income tax (expense) / income	€ 416	€ (372)	€ (1,044)
thereof prior years	(51)	(356)	168
DeferredTaxExpenseIncomeRecognisedInProfitOrLoss	(375)	1,864	(1,735)
thereof from temporary differences	(1,035)	5,008	(1,853)
thereof from tax loss carryforwards	660	3,144	118
Effective income tax (expense) / benefit	€ 41	€ 1,492	€ (2,778)